Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On April 4, 2024, bioAffinity Technologies, Inc. (the “Company”) filed a Registration Statement on Form S-1 (Registration No. 333-278512), which was subsequently declared effective by the SEC on April 15, 2024 (the “April 2024 Registration Statement”).On September 11, 2024, the Company filed a Registration Statement on Form S-1 (Registration No. 333-282045), which was subsequently declared effective by the SEC on September 19, 2024 (the “September 2024 Registration Statement”). On November 27, 2024, the Company filed a Registration Statement on Form S-1 (Registration No. 333-283521), which was subsequently declared effective by the SEC on December 6, 2024. Pursuant to Rule 429 under the Securities Act, the prospectus contained in this Registration Statement will be used as a combined prospectus in relation with (i) this Registration Statement, (ii) the April 2024 Registration Statement, and (iii) the September 2024 Registration Statement (the registration statements referenced in clauses (i), (ii) and (iii) collectively referred to as the “2024 Resale Registration Statements”). This Registration Statement constitutes Post-Effective Amendment No. 1 to this Registration Statement, constitutes Post-Effective Amendment No. 1 to the April 2024 Registration Statement, and constitutes Post-Effective Amendment No. 1 to the September 2024 Registration Statement. Such Post-Effective Amendments will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act. This filing is being made to: (i) combine the prospectuses included in the 2024 Resale Registration Statements pursuant to Rule 429 of the Securities Act, and (ii) serve as a Section 10(a)(3) update to the 2024 Resale Registration Statements and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment. Pursuant to Rule 416 under the Securities Act, there are also being registered such securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the 2024 Resale Registration Statements, as applicable.
Entity Registrant Name	bioAffinity Technologies, Inc.
Entity Central Index Key	0001712762
Entity Tax Identification Number	46-5211056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Contact Personnel Name	Maria Zannes